[Letterhead of Chapman and Cutler LLP]

July 30, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	Capital One Funding, LLC
Capital One Multi-asset Execution Trust
Capital One Master Trust
Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Capital One Funding, LLC, transmitted herewith through the EDGAR system for filing pursuant to the Securities Act of 1933, as amended, is the attached Registration Statement on Form S-3.

The registration fee of $2,324,000 with respect to the above-mentioned Registration Statement on Form S-3 has been transmitted to the lockbox depository via wire transfer.

Should you have any questions or require anything further in connection with this filing, please do not hesitate to contact me at (202) 478-6446.

Thank you for your attention to this matter.

Sincerely yours,

/s/ Michael H. Mitchell
Michael H. Mitchell

Attachment